Share Capital (Schedule of Assumptions Used to Calculate the Fair Value of the Options) (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price (in U.S. dollar)	$ 0.04	[1]
Expected volatility, minimum	89.29%	[2]
Expected volatility, maximum	92.98%	[2]
Risk-free interest rate, minimum	4.10%	[3]
Risk-free interest rate, maximum	4.50%	[3]
Dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in U.S. dollar)	$ 0.03
Expected life of options (in years)	5 years 6 months	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in U.S. dollar)	$ 0.05
Expected life of options (in years)	6 years 1 month 6 days	[4]

[1]	The weighted average share price is based on the Company's Ordinary Share closing price on the stock exchange as at the grant date
[2]	Expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company's trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
[3]	The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.
[4]	Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate. This method effectively assumes that exercise occurs over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award. The simplified method is applicable to service conditions.